Morgan Stanley Series Funds

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

June 4, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re:	Morgan Stanley Institutional Fund, Inc. File Number: 333-143505, 811-22075

Ladies and Gentlemen:

On behalf of the Morgan Stanley Series Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on May 30, 2008, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 30, 2008, accession number 0000950136-08-002872.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 878-4931.

Very truly yours,

Morgan Stanley Series Funds

/s/ Debra Rubano
Debra Rubano Assistant Secretary